Reverse Recapitalization - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 18, 2022	Sep. 15, 2021
Disclosure Of Reverse Recapitalization [Line Items]
Number of shares issued (in share)		12,984,844	12,205,180
Issuance of bonus shares		$ 4,132		$ 0
Administrative and other operating expenses		46,730	$ 41,438	59,343
NASDAQ Stock Market
Disclosure Of Reverse Recapitalization [Line Items]
Professional services expenditure		$ 18,232
Administrative and other operating expenses			$ 3,530	$ 14,702
Class A ordinary shares | PIPE Investors
Disclosure Of Reverse Recapitalization [Line Items]
Number of shares issued (in share)					372,000
Sale of stock price per share (in US Dollar per shares)						$ 10
Issuance of bonus shares	$ 55,800
Shares issued upon conversion (in shares)						516,000
Class A ordinary shares | Artisan
Disclosure Of Reverse Recapitalization [Line Items]
Number of shares issued (in share)					6,000,000
Sale of stock price per share (in US Dollar per shares)					$ 10
Class A ordinary shares after reverse stock split | PIPE Investors
Disclosure Of Reverse Recapitalization [Line Items]
Sale of stock price per share (in US Dollar per shares)						$ 150